Financial risk management objectives and policies - Unrealized Losses in Fair Value of Cash Flow Hedges in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Net loss	$ (1.2)	$ (2.4)	$ (4.6)
Foreign exchange risk | Operating hedge program | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net loss	(0.3)	(3.7)	(3.9)
Tax recovery	$ (1.1)	$ 1.1	$ 0.8